Note 4 - Loans - Detailed Amount of Gross Loans Segregated by Loan Grade and Class (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans		$ 585,591	$ 571,847
Financial Assets Non Purchased Loans [Member]
Loans		585,591	571,847
Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		528,720	509,367
Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		17,396	14,992
Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		39,470	47,477
Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	3
Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		5	8
Real Estate Segment [Member] | Financial Assets Non Purchased Loans [Member]
Loans		472,857	464,776
Real Estate Segment [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		421,609	409,804
Real Estate Segment [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		12,487	13,489
Real Estate Segment [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		38,761	41,483
Real Estate Segment [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans		52,731	71,898
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		50,015	69,758
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		2,427	1,547
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		289	593
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Farmland Loan [Member] | Financial Assets Non Purchased Loans [Member]
Loans		11,437	13,114
Real Estate Segment [Member] | Farmland Loan [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		10,832	12,365
Real Estate Segment [Member] | Farmland Loan [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		269	297
Real Estate Segment [Member] | Farmland Loan [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		336	452
Real Estate Segment [Member] | Farmland Loan [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Farmland Loan [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Financial Assets Non Purchased Loans [Member]
Loans		92,148	98,525
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		85,861	89,120
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		1,816	3,590
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		4,471	5,815
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Commercial Real Estate [Member] | Financial Assets Non Purchased Loans [Member]
Loans		316,541	281,239
Real Estate Segment [Member] | Commercial Real Estate [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		274,901	238,561
Real Estate Segment [Member] | Commercial Real Estate [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		7,975	8,055
Real Estate Segment [Member] | Commercial Real Estate [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		33,665	34,623
Real Estate Segment [Member] | Commercial Real Estate [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Real Estate Segment [Member] | Commercial Real Estate [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0
Business Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans		97,004	93,122
Business Loans [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		91,507	85,744
Business Loans [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		4,902	1,483
Business Loans [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		590	5,889
Business Loans [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Business Loans [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		5	6
Business Loans [Member] | Commercial and Industrial Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans	[1]	96,500	92,501
Business Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		91,016	85,138
Business Loans [Member] | Commercial and Industrial Loans [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		4,902	1,483
Business Loans [Member] | Commercial and Industrial Loans [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		577	5,877
Business Loans [Member] | Commercial and Industrial Loans [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Business Loans [Member] | Commercial and Industrial Loans [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		5	3
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans		504	621
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		491	606
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		13	12
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	3
Consumer Portfolio Segment [Member]
Loans		15,730	13,949
Consumer Portfolio Segment [Member] | Financial Assets Non Purchased Loans [Member]
Loans		15,730	13,949
Consumer Portfolio Segment [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		15,604	13,819
Consumer Portfolio Segment [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		7	20
Consumer Portfolio Segment [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		119	105
Consumer Portfolio Segment [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	3
Consumer Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	2
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		2,738	1,963
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		2,670	1,916
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		68	47
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans		12,992	11,986
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Pass [Member] | Financial Assets Non Purchased Loans [Member]
Loans		12,934	11,903
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Special Mention [Member] | Financial Assets Non Purchased Loans [Member]
Loans		7	20
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Substandard [Member] | Financial Assets Non Purchased Loans [Member]
Loans		51	58
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Doubtful [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	3
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Unlikely to be Collected Financing Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		$ 0	$ 2

[1]	Includes Paycheck Protection Program ("PPP") loans of